Debt (Components of Debt) (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 21, 2017	Dec. 31, 2016	Dec. 31, 2015
Mortgages | Predecessor
Debt Instrument [Line Items]
Stated interest rate			5.46%	5.46%
Maximum | Secured Debt | Predecessor
Debt Instrument [Line Items]
Stated interest rate			5.00%	5.00%
Minimum | Secured Debt | Predecessor
Debt Instrument [Line Items]
Stated interest rate			2.85%	2.85%
9.875% Senior Notes due 2020 | Predecessor
Debt Instrument [Line Items]
Unamortized discount			$ 0	$ 4,185
Stated interest rate			9.875%	9.875%
8.25% Senior Notes due 2021 | Predecessor
Debt Instrument [Line Items]
Stated interest rate			8.25%	8.25%
7.625% Senior Notes due 2022 | Predecessor
Debt Instrument [Line Items]
Debt instrument unamortized premium			$ 0	$ 4,939
Stated interest rate			7.625%	7.625%
New Term Loan
Debt Instrument [Line Items]
Unamortized discount	$ 745	$ 750
New Term Loan | Predecessor
Debt Instrument [Line Items]
Unamortized discount			$ 0